Note 9 - Litigations (Details Textual) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 30, 2019 USD ($)	Jun. 30, 2009	Dec. 31, 2019 USD ($)	Feb. 28, 2020 USD ($)	May 31, 2014 USD ($)	Aug. 31, 2012
WesternGeco [Member[ | Pending Litigation [Member]
Loss Contingency, New Claims Filed, Number		4
WesternGeco [Member[ | Settled Litigation [Member]
Loss Contingency, Pending Claims, Number, Ending Balance						6
Loss Contingency Accrual, Ending Balance					$ 123.8
Loss Contingency, Damages Paid, Value			$ 25.8
Loss Contingency, Damages Awarded, Value	$ 98.0
Loss Contingency, Claims Dismissed, Number	4
DGH Appeal [Member] | Pending Litigation [Member]
Loss Contingency, Estimate of Possible Loss				$ 4.5